Segment Information (details) - Assets by Segment - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets by segment
Total assets	$ 100,245	$ 100,184
Reportable Segments [Member]
Assets by segment
Total assets	99,882	99,800
Reportable Segments [Member] | Business Insurance [Member]
Assets by segment
Total assets	75,730	75,915
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Assets by segment
Total assets	8,726	8,820
Reportable Segments [Member] | Personal Insurance [Member]
Assets by segment
Total assets	15,426	15,065
Other assets [Member]
Assets by segment
Total assets	$ 363	$ 384